Earnings Per Equity Share - Additional Information (Detail) - shares shares in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Employees Stock Option Scheme
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potential equity shares excluded from the calculation of diluted earnings per share, average outstanding balance		28.4